ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of December 31,
	2013	2014
	RMB	RMB	US$
Accrued expenses	168,906	202,707	32,670
Accrued payroll	48,350	66,926	10,787
Taxes payable	20,788	16,872	2,719
Deposits from delivery service providers and merchants in the marketplace program	96,120	144,772	23,333
Payables to merchants participating in the marketplace program	224,997	203,938	32,869
Sales refund payables	11,540	13,755	2,217
Payables for purchases of fixed assets	57,955	27,932	4,502
Other payables	21,757	27,581	4,445
	650,413	704,483	113,542